UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 817-01322

TRIPLEPOINT VENTURE GROWTH BDC CORP.
(Name of Registrant)

2755 Sand Hill Road, Suite 150
Menlo Park, California 94025
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)Title of the class of securities of TriplePoint Venture Growth BDC Corp. (the “Company”) to be redeemed:

5.75% Notes due 2022 (CUSIP No. 89677Y 308; NYSE: TPVY) (the “Notes”)

(2)Date on which the securities are to be redeemed:

The Notes will be redeemed on April 5, 2021.

(3)Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article XI of the Company’s base indenture governing the Notes, dated as of July 31, 2015 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of July 14, 2017, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4)The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($74,750,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of March, 2021.

TRIPLEPOINT VENTURE GROWTH BDC CORP.

By:	/s/ James P. Labe
Name:	James P. Labe
Title:	Chief Executive Officer